COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
COMMON STOCK

NOTE 8. STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of September 30, 2022 and December 31, 2021, the Company had no issued or outstanding shares of preferred stock.

Common stock — The Company is authorized to issue 50,000,000 shares of common stock with a par value of $0.0001 per share. On August 5, 2022, in connection with the Charter Amendment, 9,556,652 shares of Chardan common stock were redeemed by certain stockholders. As such, on September 30, 2022 and December 31, 2021, there were 6,255,848 and 15,812,500 shares of common stock issued and outstanding, including 3,093,348 and 12,650,000 shares of common stock subject to possible redemption, respectively. Of the 15,812,500 shares of common stock outstanding, up to 412,500 shares were subject to forfeiture to the Company by the initial stockholders for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the initial stockholders would collectively own 20% of the Company’s issued and outstanding common stock after the Initial Public Offering. On August 16, 2021, the underwriters’ exercised the over-allotment option in full (see Note 6), thus these shares are no longer subject to forfeiture.

Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Unless specified in the Amended and Restated Certificate of Incorporation or bylaws, or as required by applicable law or stock exchange rules, the affirmative vote of a majority of the Company’s shares of common stock that are voted is required to approve any such matter voted on by the Company’s stockholders (other than the election of directors).

NOTE 8. STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred stock — The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2021 and December 31, 2020, the Company had no issued or outstanding shares of preferred stock.

Common stock —The Company is authorized to issue 50,000,000 shares of common stock with a par value of $0.0001 per share. On December 31, 2021 and December 31, 2020, there were 15,812,500 shares of common stock issued and outstanding, including 12,650,000 shares of common stock subject to possible redemption. Of the 15,812,500 shares of common stock outstanding, up to 412,500 shares were subject to forfeiture to the Company by the initial stockholders for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the initial stockholders would collectively own 20% of the Company’s issued and outstanding common stock after the Initial Public Offering. On August 16, 2021, the underwriters’ exercised the over-allotment option in full (see Note 6), thus these shares are no longer subject to forfeiture.

Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Unless specified in the Amended and Restated Certificate of Incorporation or bylaws, or as required by applicable law or stock exchange rules, the affirmative vote of a majority of the Company’s shares of common stock that are voted is required to approve any such matter voted on by the Company’s stockholders (other than the election of directors).

New Dragonfly
COMMON STOCK

NOTE 9 – COMMON STOCK

Common stockholders are entitled to dividends if and when declared by the Board of Directors subject to the rights of the preferred stockholders. As of September 30, 2022 and December 31, 2021, no dividends on common stock had been declared by the Company.

On July 12, 2022, Dragonfly entered into a Stock Purchase Agreement with THOR Industries, whereby THOR purchased 1,267,502 shares of Dragonfly common stock for $11.8343 per share or $15,000 in cash. The Stock Purchase agreement was issued in connection with a binding agreement among the parties whereby the parties would use commercially reasonable efforts to enter into a mutually agreed distribution and joint development agreement. The final terms of the agreement have not yet been determined.

As of September 30, 2022 and December 31, 2021, the Company had reserved shares of common stock for issuance as follows:

	September 30,	December 31,
	2022	2021
Convertible preferred stock outstanding	10,000,000	10,000,000
Options issued and outstanding	3,100,524	3,122,398
Common stock outstanding	22,634,276	20,875,475
Shares available for future issuance (1)	540,902	10,327
Total	36,275,702	34,008,200

(1)        During March 2022, the Company increased the shares authorized under the plan by 1,000,000

NOTE 10 — COMMON STOCK

The Company is authorized to issue up to 40,000,000 shares of common stock with $0.0002 par value. At December 31, 2021 and 2020, there were 20,875,475 and 20,040,470 shares issued and outstanding.

Common stockholders are entitled to dividends if and when declared by the Board of Directors subject to the rights of the preferred stockholders. As of December 31, 2021 and 2020, no dividends on common stock had been declared by the Company. At December 31, 2021 and 2020, the Company had reserved shares of common stock for issuance as follows:

	2021	2020
Convertible preferred stock outstanding	10,000,000	10,000,000
Options issued and outstanding	3,122,398	2,563,080
Common stock outstanding	20,875,475	20,040,470
Shares available for future issuance	10,327	404,650
Total	34,008,200	33,008,200

In November of 2020, the board of directors approved and granted 8,200 common shares to consultants for historical services provided. The shares were fair valued at $3.41 per share for total compensation of $27. The amount was expensed immediately and is included in selling, general and administrative expenses.